Skadden, Arps, Slate, Meagher & Flom LLP

Four Times Square

New York, New York 10036

March 15, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Filing of Preliminary Proxy Statement
on Schedule 14A of Smart & Final Inc.

Ladies and Gentlemen:

On behalf of Smart & Final Inc., a Delaware corporation (the “Company”), transmitted herewith for filing, pursuant to
Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is the Company’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”) in connection with the special meeting of the Company’s stockholders, which is being held to obtain approval of the Company’s proposed merger with an affiliate of Apollo Management, L.P., a Delaware limited partnership.

If you have any questions or comments in connection with the Proxy Statement, please contact the undersigned at (212) 735-3380. Facsimile transmissions may be sent to the undersigned at (917) 777-3380.

Very truly yours,

/s/ Jeffrey W. Tindell

Jeffrey W. Tindell, Esq.